EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of employee benefits

	Year Ended December 31,
	2022	2023	2024	2024
	CNY	CNY	CNY	US$

Wages, salaries and allowances	1,042	1,073	1,126	154
Housing funds (a)	16	12	49	7
Contribution to pension plans (a)	67	70	42	6
Welfare and other expenses	46	37	34	5

Total employee benefits	1,171	1,192	1,251	172

(a)	According to the Mainland China state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as to housing funds.